PROPERTY, PLANT & EQUIPMENT - Disclosure of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 837,839	$ 742,619
Additions	201,970
Depletion and amortization	55,731	79,123
Disposals	(200)	(1,556)
Foreign exchange translation	16,998
Ending balance	1,029,240	837,839
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,491,836	1,329,220
Additions	202,460	164,622
Changes in rehabilitation cost asset	28,164	12,087
Disposals	(13,847)	(13,283)
Foreign exchange translation	16,998	(810)
Transfers between categories	0	0
Ending balance	1,725,611	1,491,836
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(653,997)	(586,601)
Depletion and amortization	55,731	79,123
Disposals	13,357	11,727
Ending balance	(696,371)	(653,997)
Property acquisition costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,526
Ending balance	115,442	109,526
Property acquisition costs [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,526	109,895
Additions	0	0
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	5,916	(369)
Transfers between categories	0	0
Ending balance	115,442	109,526
Property acquisition costs [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	0	0
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	234,989
Ending balance	324,220	234,989
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	560,622	456,185
Additions	67,536	92,536
Changes in rehabilitation cost asset	28,164	12,087
Disposals	(289)	0
Foreign exchange translation	5,235	(186)
Transfers between categories	0	0
Ending balance	661,268	560,622
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(325,633)	(290,654)
Depletion and amortization	11,415	34,979
Disposals	0	0
Ending balance	(337,048)	(325,633)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	450,357
Ending balance	443,860	450,357
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	778,721	754,686
Additions	19,401	19,629
Changes in rehabilitation cost asset	0	0
Disposals	(13,558)	(13,283)
Foreign exchange translation	2,947	(255)
Transfers between categories	15,672	17,944
Ending balance	803,183	778,721
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(328,364)	(295,947)
Depletion and amortization	44,316	44,144
Disposals	13,357	11,727
Ending balance	(359,323)	(328,364)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,967
Ending balance	145,718	42,967
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,967	8,454
Additions	115,523	52,457
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	2,900	0
Transfers between categories	(15,672)	(17,944)
Ending balance	145,718	42,967
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	$ 0	$ 0